INCOME TAXES - Effective Income Tax Rate Reconciliation (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Income (loss) before income taxes
Domestic			$ 1,241	$ (6,689)
Foreign			(853)	257
Total income (loss) before income taxes	$ (3,025)	$ (5,219)	$ 388	$ (6,432)
U.S. statutory rate			21.00%	21.00%
Income taxed computed at U. S. federal statutory rate			$ 81	$ (1,351)
Foreign rate differential			(155)	(52)
State and local income taxes			207	(464)
Non-deductible expenses			40	114
Share-based compensation			100	98
GILTI			0	261
Change in valuation allowance			159	1,661
Tax credits			(469)	(301)
Changes in uncertain tax positions			956	880
Foreign currency adjustment			187	22
Withholding tax			113	73
Other			(19)	(39)
Total income tax provision	$ (829)	$ (899)	$ 1,200	$ 902
Effective income tax rate			309.00%	(14.00%)